Contingencies - Schedule of Contingent Liabilities (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Landlords [Member]
Disclosure of contingent liabilities [line items]
Rental Guarantees	$ 419	$ 571	$ 534	$ 313
JP Morgan Chase Bank [Member]
Disclosure of contingent liabilities [line items]
Standby Letter of Credit	291	286	279
UK Customs Department [Member]
Disclosure of contingent liabilities [line items]
Guarantee	329	282	303	372
ANZ for Merchant Service [Member]
Disclosure of contingent liabilities [line items]
Guarantee	$ 172	$ 0